Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Optimum Fund Trust
Entity Central Index Key	0001227523
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000006443 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Fixed Income Fund
Class Name	Class A
Trading Symbol	OAFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$108	1.05%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.04% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%	[1]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Fixed Income Fund (Class A) returned 4.79% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%.
Delaware Management Company (DMC)
The DMC portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Allocations to the corporate bond, securitized asset, and emerging markets sectors contributed to performance in the DMC portion of the Fund.
Selections within investment grade corporates and agency mortgage-backed securities (MBS) were additive to performance.
Treasury yields fluctuated over a wide range during the 12-month reporting period – 120 basis points – but ended just 10 basis points lower as the US economic outlook fluctuated, reflecting incoming data and expected policy changes (one basis point is a hundredth of a percentage point). DMC adjusted its portion of the Fund accordingly, and its duration positioning contributed to performance.
Top detractors from performance:
Security selection within below investment grade public corporates, especially allocations to higher-rated securities, hurt performance in the DMC portion of the Fund as lower-rated securities performed better.
The yield curve steepened over the reporting period, initially on a strong economy but more recently on fears of tariffs embedding stickier inflation (the yield curve shows the relationship between yields and maturities and can be a good indicator of the economic climate because it shows what investors think about future rates). The DMC portion of the Fund had curve flattening exposure particularly on the long end (30‑year) that detracted from performance.
Pacific Investment Management Company LLC (PIMCO)
The PIMCO portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Yield curve positioning in the US, including overweight exposure to the intermediate section of the curve and underweight exposure to the long end, contributed to performance in the PIMCO portion of the Fund as the curve steepened.
Security selection within investment grade corporates, specifically in the financial and industrial sectors, contributed to performance.
Long exposure to the Turkish lira contributed to performance in the PIMCO portion of the Fund.
Top detractors from performance:
An overweight allocation to agency MBS detracted from performance in the PIMCO portion of the Fund, and the sector underperformed like-duration Treasurys.
A modest allocation to Brazilian local interest rates, which rose sharply over the reporting period, detracted from performance.
Exposure to Australian local interest rates, which rose early in the reporting period, detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Fixed Income Fund (Class A) – including sales charge	0.12%	-0.83%	0.74%
Optimum Fixed Income Fund (Class A) – excluding sales charge	4.79%	0.09%	1.21%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 2,703,285,650
Holdings Count | Holding	1,406
Advisory Fees Paid, Amount	$ 13,394,869
Investment Company Portfolio Turnover	387.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$2,703,285,650
Total number of portfolio holdings	1,406
Total advisory fees paid	$13,394,869
Portfolio turnover rate	387%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	40.49%
Corporate Bonds	31.77%
Short-Term Investments	18.74%
US Treasury Obligations	17.04%
Non-Agency Commercial Mortgage-Backed Securities	4.44%
Collateralized Debt Obligations	4.43%
Non-Agency Asset-Backed Securities	3.72%
Sovereign Bonds	3.62%
Non-Agency Collateralized Mortgage Obligations	3.02%
Loan Agreements	1.92%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.80% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.80% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
C000006445 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Fixed Income Fund
Class Name	Class C
Trading Symbol	OCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$184	1.80%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.79% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.80%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Fixed Income Fund (Class C) returned 3.91% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%.
Delaware Management Company (DMC)
The DMC portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Allocations to the corporate bond, securitized asset, and emerging markets sectors contributed to performance in the DMC portion of the Fund.
Selections within investment grade corporates and agency mortgage-backed securities (MBS) were additive to performance.
Treasury yields fluctuated over a wide range during the 12-month reporting period – 120 basis points – but ended just 10 basis points lower as the US economic outlook fluctuated, reflecting incoming data and expected policy changes (one basis point is a hundredth of a percentage point). DMC adjusted its portion of the Fund accordingly, and its duration positioning contributed to performance.
Top detractors from performance:
Security selection within below investment grade public corporates, especially allocations to higher-rated securities, hurt performance in the DMC portion of the Fund as lower-rated securities performed better.
The yield curve steepened over the reporting period, initially on a strong economy but more recently on fears of tariffs embedding stickier inflation (the yield curve shows the relationship between yields and maturities and can be a good indicator of the economic climate because it shows what investors think about future rates). The DMC portion of the Fund had curve flattening exposure particularly on the long end (30‑year) that detracted from performance.
Pacific Investment Management Company LLC (PIMCO)
The PIMCO portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Yield curve positioning in the US, including overweight exposure to the intermediate section of the curve and underweight exposure to the long end, contributed to performance in the PIMCO portion of the Fund as the curve steepened.
Security selection within investment grade corporates, specifically in the financial and industrial sectors, contributed to performance.
Long exposure to the Turkish lira contributed to performance in the PIMCO portion of the Fund.
Top detractors from performance:
An overweight allocation to agency MBS detracted from performance in the PIMCO portion of the Fund, and the sector underperformed like-duration Treasurys.
A modest allocation to Brazilian local interest rates, which rose sharply over the reporting period, detracted from performance.
Exposure to Australian local interest rates, which rose early in the reporting period, detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Fixed Income Fund (Class C) – including sales charge	2.91%	-0.68%	0.44%
Optimum Fixed Income Fund (Class C) – excluding sales charge	3.91%	-0.68%	0.44%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 2,703,285,650
Holdings Count | Holding	1,406
Advisory Fees Paid, Amount	$ 13,394,869
Investment Company Portfolio Turnover	387.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$2,703,285,650
Total number of portfolio holdings	1,406
Total advisory fees paid	$13,394,869
Portfolio turnover rate	387%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	40.49%
Corporate Bonds	31.77%
Short-Term Investments	18.74%
US Treasury Obligations	17.04%
Non-Agency Commercial Mortgage-Backed Securities	4.44%
Collateralized Debt Obligations	4.43%
Non-Agency Asset-Backed Securities	3.72%
Sovereign Bonds	3.62%
Non-Agency Collateralized Mortgage Obligations	3.02%
Loan Agreements	1.92%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.80% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.80% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
C000006446 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	OIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$82	0.80%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.79% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%	[3]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Fixed Income Fund (Institutional Class) returned 5.06% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%.
Delaware Management Company (DMC)
The DMC portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Allocations to the corporate bond, securitized asset, and emerging markets sectors contributed to performance in the DMC portion of the Fund.
Selections within investment grade corporates and agency mortgage-backed securities (MBS) were additive to performance.
Treasury yields fluctuated over a wide range during the 12-month reporting period – 120 basis points – but ended just 10 basis points lower as the US economic outlook fluctuated, reflecting incoming data and expected policy changes (one basis point is a hundredth of a percentage point). DMC adjusted its portion of the Fund accordingly, and its duration positioning contributed to performance.
Top detractors from performance:
Security selection within below investment grade public corporates, especially allocations to higher-rated securities, hurt performance in the DMC portion of the Fund as lower-rated securities performed better.
The yield curve steepened over the reporting period, initially on a strong economy but more recently on fears of tariffs embedding stickier inflation (the yield curve shows the relationship between yields and maturities and can be a good indicator of the economic climate because it shows what investors think about future rates). The DMC portion of the Fund had curve flattening exposure particularly on the long end (30‑year) that detracted from performance.
Pacific Investment Management Company LLC (PIMCO)
The PIMCO portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Yield curve positioning in the US, including overweight exposure to the intermediate section of the curve and underweight exposure to the long end, contributed to performance in the PIMCO portion of the Fund as the curve steepened.
Security selection within investment grade corporates, specifically in the financial and industrial sectors, contributed to performance.
Long exposure to the Turkish lira contributed to performance in the PIMCO portion of the Fund.
Top detractors from performance:
An overweight allocation to agency MBS detracted from performance in the PIMCO portion of the Fund, and the sector underperformed like-duration Treasurys.
A modest allocation to Brazilian local interest rates, which rose sharply over the reporting period, detracted from performance.
Exposure to Australian local interest rates, which rose early in the reporting period, detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Fixed Income Fund (Institutional Class) – including sales charge	5.06%	0.34%	1.46%
Optimum Fixed Income Fund (Institutional Class) – excluding sales charge	5.06%	0.34%	1.46%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 2,703,285,650
Holdings Count | Holding	1,406
Advisory Fees Paid, Amount	$ 13,394,869
Investment Company Portfolio Turnover	387.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$2,703,285,650
Total number of portfolio holdings	1,406
Total advisory fees paid	$13,394,869
Portfolio turnover rate	387%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	40.49%
Corporate Bonds	31.77%
Short-Term Investments	18.74%
US Treasury Obligations	17.04%
Non-Agency Commercial Mortgage-Backed Securities	4.44%
Collateralized Debt Obligations	4.43%
Non-Agency Asset-Backed Securities	3.72%
Sovereign Bonds	3.62%
Non-Agency Collateralized Mortgage Obligations	3.02%
Loan Agreements	1.92%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.80% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.80% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
C000006447 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum International Fund
Class Name	Class A
Trading Symbol	OAIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$138	1.33%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.32% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.33%	[4]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum International Fund (Class A) returned 7.42% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Acadian Asset Management LLC (Acadian)
The Acadian portion of the Fund outperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
At the country level, the primary drivers of outperformance versus the benchmark included a combination of stock selection and an underweight position in France. Additionally, a combination of stock selection and overweight positions in Sweden and the United Arab Emirates contributed to performance in the Acadian portion of the Fund.
At the sector level, the primary drivers of outperformance included stock selection in financials, industrials, and real estate.
Top detractors from performance:
At the country level, the primary detractors from performance versus the benchmark included stock selection in India, China, and Taiwan.
At the sector level, detractors in the Acadian portion of the Fund included stock selection in consumer discretionary, a combination of stock selection and an overweight position in energy, and an underweight position in utilities.
Baillie Gifford Overseas Limited (Baillie Gifford)
The Baillie Gifford portion of the Fund underperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Companies that have continued to demonstrate strong operational performance in the form of high growth and increasing profitability and returns drove performance during the reporting period.
The strongest contributors to performance in the Baillie Gifford portion of the Fund were MercadoLibre Inc. and Spotify Technology SA. Both companies continued to grow their user base, take market share, and innovate to strengthen their competitive advantage, while maintaining strong profitability.
The strongest-performing sectors versus the benchmark included communication services and consumer discretionary, where an overweight position was supported by positive selection within those sectors.
Top detractors from performance:
Cyclical companies that may suffer in the event of a consumer recession globally drove underperformance. European industrials were particularly affected.
The weakest performers in the Baillie Gifford portion of the Fund were Ryanair Holdings PLC and Samsung Electronics Co. Ltd. Both companies posted a weaker-than-expected earnings report and outlook and struggled operationally.
An underweight in financials also detracted from performance in the Baillie Gifford portion of the Fund as the prospects for higher rates benefited this sector.
The weakest-performing sectors included financials and industrials. Baillie Gifford was underweight in financials and the sector performed well. Conversely, an overweight in industrials hurt its portion of the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum International Fund (Class A) – including sales charge	1.25%	8.99%	4.13%
Optimum International Fund (Class A) – excluding sales charge	7.42%	10.30%	4.74%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 803,231,191
Holdings Count | Holding	535
Advisory Fees Paid, Amount	$ 5,975,814
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$803,231,191
Total number of portfolio holdings	535
Total advisory fees paid	$5,975,814
Portfolio turnover rate	54%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	12.67%
Japan	10.14%
Taiwan	7.12%
Germany	6.66%
France	5.97%
Switzerland	5.94%
Canada	4.98%
Netherlands	4.82%
Ireland	4.12%
India	3.86%

Sector allocation
Financials	22.13%
Information Technology	21.98%
Industrials	15.81%
Communication Services	11.32%
Consumer Discretionary	11.02%
Healthcare	5.52%
Materials	3.65%
Consumer Staples	3.38%
Energy	2.56%
Real Estate	1.19%
Utilities	0.37%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.06%
Tencent Holdings	2.58%
Roche Holding	2.33%
Deutsche Boerse	1.89%
MercadoLibre	1.73%
Sea ADR	1.42%
Spotify Technology	1.34%
China Construction Bank Class H	1.26%
Sony Group	1.23%
Experian	1.22%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.06%
Tencent Holdings	2.58%
Roche Holding	2.33%
Deutsche Boerse	1.89%
MercadoLibre	1.73%
Sea ADR	1.42%
Spotify Technology	1.34%
China Construction Bank Class H	1.26%
Sony Group	1.23%
Experian	1.22%

C000006449 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum International Fund
Class Name	Class C
Trading Symbol	OCIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$215	2.08%
[1]	Costs paid as a percentage of a $10,000 investment would have been 2.07% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.08%	[5]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum International Fund (Class C) returned 6.67% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Acadian Asset Management LLC (Acadian)
The Acadian portion of the Fund outperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
At the country level, the primary drivers of outperformance versus the benchmark included a combination of stock selection and an underweight position in France. Additionally, a combination of stock selection and overweight positions in Sweden and the United Arab Emirates contributed to performance in the Acadian portion of the Fund.
At the sector level, the primary drivers of outperformance included stock selection in financials, industrials, and real estate.
Top detractors from performance:
At the country level, the primary detractors from performance versus the benchmark included stock selection in India, China, and Taiwan.
At the sector level, detractors in the Acadian portion of the Fund included stock selection in consumer discretionary, a combination of stock selection and an overweight position in energy, and an underweight position in utilities.
Baillie Gifford Overseas Limited (Baillie Gifford)
The Baillie Gifford portion of the Fund underperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Companies that have continued to demonstrate strong operational performance in the form of high growth and increasing profitability and returns drove performance during the reporting period.
The strongest contributors to performance in the Baillie Gifford portion of the Fund were MercadoLibre Inc. and Spotify Technology SA. Both companies continued to grow their user base, take market share, and innovate to strengthen their competitive advantage, while maintaining strong profitability.
The strongest-performing sectors versus the benchmark included communication services and consumer discretionary, where an overweight position was supported by positive selection within those sectors.
Top detractors from performance:
Cyclical companies that may suffer in the event of a consumer recession globally drove underperformance. European industrials were particularly affected.
The weakest performers in the Baillie Gifford portion of the Fund were Ryanair Holdings PLC and Samsung Electronics Co. Ltd. Both companies posted a weaker-than-expected earnings report and outlook and struggled operationally.
An underweight in financials also detracted from performance in the Baillie Gifford portion of the Fund as the prospects for higher rates benefited this sector.
The weakest-performing sectors included financials and industrials. Baillie Gifford was underweight in financials and the sector performed well. Conversely, an overweight in industrials hurt its portion of the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum International Fund (Class C) – including sales charge	5.67%	9.48%	3.96%
Optimum International Fund (Class C) – excluding sales charge	6.67%	9.48%	3.96%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 803,231,191
Holdings Count | Holding	535
Advisory Fees Paid, Amount	$ 5,975,814
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$803,231,191
Total number of portfolio holdings	535
Total advisory fees paid	$5,975,814
Portfolio turnover rate	54%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	12.67%
Japan	10.14%
Taiwan	7.12%
Germany	6.66%
France	5.97%
Switzerland	5.94%
Canada	4.98%
Netherlands	4.82%
Ireland	4.12%
India	3.86%

Sector allocation
Financials	22.13%
Information Technology	21.98%
Industrials	15.81%
Communication Services	11.32%
Consumer Discretionary	11.02%
Healthcare	5.52%
Materials	3.65%
Consumer Staples	3.38%
Energy	2.56%
Real Estate	1.19%
Utilities	0.37%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.06%
Tencent Holdings	2.58%
Roche Holding	2.33%
Deutsche Boerse	1.89%
MercadoLibre	1.73%
Sea ADR	1.42%
Spotify Technology	1.34%
China Construction Bank Class H	1.26%
Sony Group	1.23%
Experian	1.22%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.06%
Tencent Holdings	2.58%
Roche Holding	2.33%
Deutsche Boerse	1.89%
MercadoLibre	1.73%
Sea ADR	1.42%
Spotify Technology	1.34%
China Construction Bank Class H	1.26%
Sony Group	1.23%
Experian	1.22%

C000006450 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum International Fund
Class Name	Institutional Class
Trading Symbol	OIIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$112	1.08%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.07% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%	[6]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum International Fund (Institutional Class) returned 7.69% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Acadian Asset Management LLC (Acadian)
The Acadian portion of the Fund outperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
At the country level, the primary drivers of outperformance versus the benchmark included a combination of stock selection and an underweight position in France. Additionally, a combination of stock selection and overweight positions in Sweden and the United Arab Emirates contributed to performance in the Acadian portion of the Fund.
At the sector level, the primary drivers of outperformance included stock selection in financials, industrials, and real estate.
Top detractors from performance:
At the country level, the primary detractors from performance versus the benchmark included stock selection in India, China, and Taiwan.
At the sector level, detractors in the Acadian portion of the Fund included stock selection in consumer discretionary, a combination of stock selection and an overweight position in energy, and an underweight position in utilities.
Baillie Gifford Overseas Limited (Baillie Gifford)
The Baillie Gifford portion of the Fund underperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Companies that have continued to demonstrate strong operational performance in the form of high growth and increasing profitability and returns drove performance during the reporting period.
The strongest contributors to performance in the Baillie Gifford portion of the Fund were MercadoLibre Inc. and Spotify Technology SA. Both companies continued to grow their user base, take market share, and innovate to strengthen their competitive advantage, while maintaining strong profitability.
The strongest-performing sectors versus the benchmark included communication services and consumer discretionary, where an overweight position was supported by positive selection within those sectors.
Top detractors from performance:
Cyclical companies that may suffer in the event of a consumer recession globally drove underperformance. European industrials were particularly affected.
The weakest performers in the Baillie Gifford portion of the Fund were Ryanair Holdings PLC and Samsung Electronics Co. Ltd. Both companies posted a weaker-than-expected earnings report and outlook and struggled operationally.
An underweight in financials also detracted from performance in the Baillie Gifford portion of the Fund as the prospects for higher rates benefited this sector.
The weakest-performing sectors included financials and industrials. Baillie Gifford was underweight in financials and the sector performed well. Conversely, an overweight in industrials hurt its portion of the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum International Fund (Institutional Class) – including sales charge	7.69%	10.58%	5.00%
Optimum International Fund (Institutional Class) – excluding sales charge	7.69%	10.58%	5.00%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 803,231,191
Holdings Count | Holding	535
Advisory Fees Paid, Amount	$ 5,975,814
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$803,231,191
Total number of portfolio holdings	535
Total advisory fees paid	$5,975,814
Portfolio turnover rate	54%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	12.67%
Japan	10.14%
Taiwan	7.12%
Germany	6.66%
France	5.97%
Switzerland	5.94%
Canada	4.98%
Netherlands	4.82%
Ireland	4.12%
India	3.86%

Sector allocation
Financials	22.13%
Information Technology	21.98%
Industrials	15.81%
Communication Services	11.32%
Consumer Discretionary	11.02%
Healthcare	5.52%
Materials	3.65%
Consumer Staples	3.38%
Energy	2.56%
Real Estate	1.19%
Utilities	0.37%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.06%
Tencent Holdings	2.58%
Roche Holding	2.33%
Deutsche Boerse	1.89%
MercadoLibre	1.73%
Sea ADR	1.42%
Spotify Technology	1.34%
China Construction Bank Class H	1.26%
Sony Group	1.23%
Experian	1.22%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.06%
Tencent Holdings	2.58%
Roche Holding	2.33%
Deutsche Boerse	1.89%
MercadoLibre	1.73%
Sea ADR	1.42%
Spotify Technology	1.34%
China Construction Bank Class H	1.26%
Sony Group	1.23%
Experian	1.22%

C000006451 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Growth Fund
Class Name	Class A
Trading Symbol	OALGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$124	1.21%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.20% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.21%	[7]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Growth Fund (Class A) returned 4.97% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index, returned 7.76%.
American Century Investment Management Inc. (American Century)
The American Century portion of the Fund underperformed the Russell 1000 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Positioning in the consumer staples sector (consumer staples distribution and retail) contributed to performance in the American Century portion of the Fund. Its portion of the Fund benefited from an underweight to low-cost retailers, which faced challenges from uncertainty around inflation, growth and consumer spending.
Stock selection in materials was also a contributor relative to the benchmark. Uncertainty about the economy, interest rates and trade weighed on many of these stocks, so stock choices among them helped performance. A notable contributor in the sector was an overweight to Ecolab Inc., a hygiene and infection-prevention company for food service, healthcare, and other end markets.
Top detractors from performance:
Stock selection in the consumer discretionary sector (hotels, restaurants and leisure) detracted from performance in the American Century portion of the Fund. Concerns about the economy and consumer spending led to profit-taking in a number of formerly strong-performing restaurants and textile apparel companies, including Lululemon Athletica Inc., Wingstop Inc., and Chipotle Mexican Grill Inc.
Stock choices in the industrials sector (building products) were a detractor during the reporting period. A slowdown in nonresidential construction activity weighed on industrials stocks, as did questions about the durability of spending on data centers. Advanced Drainage Systems Inc. was a notable detractor from relative results. The stock fell as the company lowered its revenue outlook but maintained earnings expectations.
Los Angeles Capital Management LLC (Los Angeles Capital)
The Los Angeles Capital portion of the Fund outperformed the Russell 1000 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
A consistent preference for quality stocks with strong management teams that demonstrated solid operating skills contributed to the Los Angeles Capital portion of the Fund.
A tilt toward stocks with upwards analyst revisions and strong sales growth helped performance during the reporting period.
The technology and communication services sectors contributed to performance, driven by Los Angeles Capital’s exposure to NVIDIA Corp. and Netflix Inc., which performed strongly over the reporting period and exhibited the fundamental characteristics investors rewarded.
Top detractors from performance:
Modest exposure to companies with heightened business risk detracted from performance in the Los Angeles Capital portion of the Fund as market participants embraced lower volatility stocks amid economic concerns.
Reduced exposure to stocks exhibiting speculative behavior with price activity that were not justified by their fundamentals held performance back during the reporting period.
The consumer cyclicals sector detracted from performance, driven by Los Angeles Capital's modest exposure to Lululemon Athletica Inc. and its average underweight to Tesla Inc., which Los Angeles Capital showed caution towards given its rich forward valuation.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Large Cap Growth Fund (Class A) – including sales charge	-1.06%	13.51%	10.90%
Optimum Large Cap Growth Fund (Class A) – excluding sales charge	4.97%	14.87%	11.56%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 1,859,889,074
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 13,776,111
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,859,889,074
Total number of portfolio holdings	128
Total advisory fees paid	$13,776,111
Portfolio turnover rate	54%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	42.63%
Communication Services	14.41%
Consumer Discretionary	14.15%
Financials	10.73%
Healthcare	9.01%
Industrials	3.29%
Consumer Staples	2.42%
Energy	1.09%
Materials	0.64%
Real Estate	0.59%
Utilities	0.08%

Top 10 equity holdings
Apple	11.41%
NVIDIA	10.18%
Microsoft	8.28%
Amazon.com	6.68%
Meta Platforms Class A	4.31%
Netflix	3.39%
Mastercard Class A	3.36%
Alphabet Class A	3.27%
Alphabet Class C	3.09%
Tesla	2.57%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Apple	11.41%
NVIDIA	10.18%
Microsoft	8.28%
Amazon.com	6.68%
Meta Platforms Class A	4.31%
Netflix	3.39%
Mastercard Class A	3.36%
Alphabet Class A	3.27%
Alphabet Class C	3.09%
Tesla	2.57%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
C000006453 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Growth Fund
Class Name	Class C
Trading Symbol	OCLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$200	1.96%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.95% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.96%	[8]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Growth Fund (Class C) returned 4.20% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index, returned 7.76%.
American Century Investment Management Inc. (American Century)
The American Century portion of the Fund underperformed the Russell 1000 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Positioning in the consumer staples sector (consumer staples distribution and retail) contributed to performance in the American Century portion of the Fund. Its portion of the Fund benefited from an underweight to low-cost retailers, which faced challenges from uncertainty around inflation, growth and consumer spending.
Stock selection in materials was also a contributor relative to the benchmark. Uncertainty about the economy, interest rates and trade weighed on many of these stocks, so stock choices among them helped performance. A notable contributor in the sector was an overweight to Ecolab Inc., a hygiene and infection-prevention company for food service, healthcare, and other end markets.
Top detractors from performance:
Stock selection in the consumer discretionary sector (hotels, restaurants and leisure) detracted from performance in the American Century portion of the Fund. Concerns about the economy and consumer spending led to profit-taking in a number of formerly strong-performing restaurants and textile apparel companies, including Lululemon Athletica Inc., Wingstop Inc., and Chipotle Mexican Grill Inc.
Stock choices in the industrials sector (building products) were a detractor during the reporting period. A slowdown in nonresidential construction activity weighed on industrials stocks, as did questions about the durability of spending on data centers. Advanced Drainage Systems Inc. was a notable detractor from relative results. The stock fell as the company lowered its revenue outlook but maintained earnings expectations.
Los Angeles Capital Management LLC (Los Angeles Capital)
The Los Angeles Capital portion of the Fund outperformed the Russell 1000 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
A consistent preference for quality stocks with strong management teams that demonstrated solid operating skills contributed to the Los Angeles Capital portion of the Fund.
A tilt toward stocks with upwards analyst revisions and strong sales growth helped performance during the reporting period.
The technology and communication services sectors contributed to performance, driven by Los Angeles Capital’s exposure to NVIDIA Corp. and Netflix Inc., which performed strongly over the reporting period and exhibited the fundamental characteristics investors rewarded.
Top detractors from performance:
Modest exposure to companies with heightened business risk detracted from performance in the Los Angeles Capital portion of the Fund as market participants embraced lower volatility stocks amid economic concerns.
Reduced exposure to stocks exhibiting speculative behavior with price activity that were not justified by their fundamentals held performance back during the reporting period.
The consumer cyclicals sector detracted from performance, driven by Los Angeles Capital's modest exposure to Lululemon Athletica Inc. and its average underweight to Tesla Inc., which Los Angeles Capital showed caution towards given its rich forward valuation.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Large Cap Growth Fund (Class C) – including sales charge	3.30%	14.00%	10.73%
Optimum Large Cap Growth Fund (Class C) – excluding sales charge	4.20%	14.00%	10.73%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 1,859,889,074
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 13,776,111
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,859,889,074
Total number of portfolio holdings	128
Total advisory fees paid	$13,776,111
Portfolio turnover rate	54%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	42.63%
Communication Services	14.41%
Consumer Discretionary	14.15%
Financials	10.73%
Healthcare	9.01%
Industrials	3.29%
Consumer Staples	2.42%
Energy	1.09%
Materials	0.64%
Real Estate	0.59%
Utilities	0.08%

Top 10 equity holdings
Apple	11.41%
NVIDIA	10.18%
Microsoft	8.28%
Amazon.com	6.68%
Meta Platforms Class A	4.31%
Netflix	3.39%
Mastercard Class A	3.36%
Alphabet Class A	3.27%
Alphabet Class C	3.09%
Tesla	2.57%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Apple	11.41%
NVIDIA	10.18%
Microsoft	8.28%
Amazon.com	6.68%
Meta Platforms Class A	4.31%
Netflix	3.39%
Mastercard Class A	3.36%
Alphabet Class A	3.27%
Alphabet Class C	3.09%
Tesla	2.57%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
C000006454 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	OILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$99	0.96%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.95% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%	[9]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Growth Fund (Institutional Class) returned 5.21% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index, returned 7.76%.
American Century Investment Management Inc. (American Century)
The American Century portion of the Fund underperformed the Russell 1000 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Positioning in the consumer staples sector (consumer staples distribution and retail) contributed to performance in the American Century portion of the Fund. Its portion of the Fund benefited from an underweight to low-cost retailers, which faced challenges from uncertainty around inflation, growth and consumer spending.
Stock selection in materials was also a contributor relative to the benchmark. Uncertainty about the economy, interest rates and trade weighed on many of these stocks, so stock choices among them helped performance. A notable contributor in the sector was an overweight to Ecolab Inc., a hygiene and infection-prevention company for food service, healthcare, and other end markets.
Top detractors from performance:
Stock selection in the consumer discretionary sector (hotels, restaurants and leisure) detracted from performance in the American Century portion of the Fund. Concerns about the economy and consumer spending led to profit-taking in a number of formerly strong-performing restaurants and textile apparel companies, including Lululemon Athletica Inc., Wingstop Inc., and Chipotle Mexican Grill Inc.
Stock choices in the industrials sector (building products) were a detractor during the reporting period. A slowdown in nonresidential construction activity weighed on industrials stocks, as did questions about the durability of spending on data centers. Advanced Drainage Systems Inc. was a notable detractor from relative results. The stock fell as the company lowered its revenue outlook but maintained earnings expectations.
Los Angeles Capital Management LLC (Los Angeles Capital)
The Los Angeles Capital portion of the Fund outperformed the Russell 1000 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
A consistent preference for quality stocks with strong management teams that demonstrated solid operating skills contributed to the Los Angeles Capital portion of the Fund.
A tilt toward stocks with upwards analyst revisions and strong sales growth helped performance during the reporting period.
The technology and communication services sectors contributed to performance, driven by Los Angeles Capital’s exposure to NVIDIA Corp. and Netflix Inc., which performed strongly over the reporting period and exhibited the fundamental characteristics investors rewarded.
Top detractors from performance:
Modest exposure to companies with heightened business risk detracted from performance in the Los Angeles Capital portion of the Fund as market participants embraced lower volatility stocks amid economic concerns.
Reduced exposure to stocks exhibiting speculative behavior with price activity that were not justified by their fundamentals held performance back during the reporting period.
The consumer cyclicals sector detracted from performance, driven by Los Angeles Capital's modest exposure to Lululemon Athletica Inc. and its average underweight to Tesla Inc., which Los Angeles Capital showed caution towards given its rich forward valuation.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Large Cap Growth Fund (Institutional Class) – including sales charge	5.21%	15.15%	11.85%
Optimum Large Cap Growth Fund (Institutional Class) – excluding sales charge	5.21%	15.15%	11.85%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 1,859,889,074
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 13,776,111
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,859,889,074
Total number of portfolio holdings	128
Total advisory fees paid	$13,776,111
Portfolio turnover rate	54%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	42.63%
Communication Services	14.41%
Consumer Discretionary	14.15%
Financials	10.73%
Healthcare	9.01%
Industrials	3.29%
Consumer Staples	2.42%
Energy	1.09%
Materials	0.64%
Real Estate	0.59%
Utilities	0.08%

Top 10 equity holdings
Apple	11.41%
NVIDIA	10.18%
Microsoft	8.28%
Amazon.com	6.68%
Meta Platforms Class A	4.31%
Netflix	3.39%
Mastercard Class A	3.36%
Alphabet Class A	3.27%
Alphabet Class C	3.09%
Tesla	2.57%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Apple	11.41%
NVIDIA	10.18%
Microsoft	8.28%
Amazon.com	6.68%
Meta Platforms Class A	4.31%
Netflix	3.39%
Mastercard Class A	3.36%
Alphabet Class A	3.27%
Alphabet Class C	3.09%
Tesla	2.57%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
C000006455 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Value Fund
Class Name	Class A
Trading Symbol	OALVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$120	1.17%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.16% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.17%	[10]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Value Fund (Class A) returned 5.53% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index, returned 7.18%.
Massachusetts Financial Services Company (MFS)
The MFS portion of the Fund underperformed the Russell 1000 Value Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
On aggregate, sector allocation relative to the benchmark contributed to relative performance in the MFS portion of the Fund.
A combination of an overweight allocation and security selection within the financials sector further helped relative performance versus the benchmark.
Stock selection within the healthcare sector contributed to relative results.
An overweight allocation to the utilities sector was a contributor to relative performance in the MFS portion of the Fund.
Overweight holdings of The Progressive Corp., McKesson Corp., JPMorgan Chase & Co., and RTX Corp. contributed to performance. Not owning shares of Intel Corp. was also a contributor.
Top detractors from performance:
Position weightings (for example, security selection) detracted from relative results in the MFS portion of the Fund.
Stock selection within the consumer staples sector hurt performance relative to the benchmark.
Not owning shares of Berkshire Hathaway Inc. and Walmart Inc. detracted from performance in MFS’s portion of the Fund. Additionally, MFS’s timing of ownership in shares of Target Corp. and Merck & Co. Inc. hindered relative returns.
An overweight position in ConocoPhillips hindered performance versus the benchmark.
Great Lakes Advisors, LLC (Great Lakes)
The Great Lakes portion of the Fund underperformed the Russell 1000 Value Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Against a volatile market backdrop, stock selection was strong in the technology, healthcare, and consumer services sectors relative to the benchmark.
The strongest-performing stocks over the reporting period were a diverse group and reflects Great Lakes’s philosophy on maintaining a balanced portfolio with representation to virtually every major economic sector.
Notable contributors to performance in the Great Lakes portion of the Fund included Boston Scientific Corp., a producer of minimally invasive medical devices; Fox Corp., a media provider; Broadcom Inc., a semiconductor manufacturer with exposure to artificial intelligence (AI); RTX Corp., a diversified aerospace/defense contractor; and Duke Energy Corp., a regulated utility with operations primarily in the southeast of the US.
Top detractors from performance:
Sector allocation detracted from performance, as evidenced by Great Lakes’s underweight positions in utilities and telecommunications. The reporting period was marked by extreme volatility that ultimately concluded in a broad rotation to defensive-oriented stocks, regardless of underlying operating fundamentals or relative valuation. An overweight position to healthcare stocks relative to the benchmark also proved to be a headwind to relative performance in the Great Lakes portion of the Fund.
Stock selection in the energy, manufacturing, and consumer discretionary sectors detracted from performance in the Great Lakes portion of the Fund, reflecting both stock-specific and macroeconomic issues.
Notable underperformers relative to the benchmark included Merck & Co. Inc., a global pharmaceutical company that was hurt by product issues in China, and Target Corp., a general merchandise company operating within a competitive retail space.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Large Cap Value Fund (Class A) – including sales charge	-0.53%	14.14%	7.46%
Optimum Large Cap Value Fund (Class A) – excluding sales charge	5.53%	15.50%	8.10%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 1,840,888,315
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 11,606,072
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,840,888,315
Total number of portfolio holdings	124
Total advisory fees paid	$11,606,072
Portfolio turnover rate	11%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	26.39%
Healthcare	16.70%
Industrials	15.35%
Information Technology	7.29%
Energy	7.15%
Consumer Staples	6.27%
Utilities	6.02%
Consumer Discretionary	3.96%
Communication Services	3.64%
Materials	3.16%
Real Estate	2.94%

Top 10 equity holdings
JPMorgan Chase & Co.	4.12%
Progressive	2.27%
Exxon Mobil	2.25%
RTX	2.12%
Abbott Laboratories	1.89%
ConocoPhillips	1.81%
Duke Energy	1.80%
AbbVie	1.75%
Lowe's	1.74%
Johnson & Johnson	1.70%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
JPMorgan Chase & Co.	4.12%
Progressive	2.27%
Exxon Mobil	2.25%
RTX	2.12%
Abbott Laboratories	1.89%
ConocoPhillips	1.81%
Duke Energy	1.80%
AbbVie	1.75%
Lowe's	1.74%
Johnson & Johnson	1.70%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
C000006457 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Value Fund
Class Name	Class C
Trading Symbol	OCLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$197	1.92%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.91% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.92%	[11]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Value Fund (Class C) returned 4.81% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index, returned 7.18%.
Massachusetts Financial Services Company (MFS)
The MFS portion of the Fund underperformed the Russell 1000 Value Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
On aggregate, sector allocation relative to the benchmark contributed to relative performance in the MFS portion of the Fund.
A combination of an overweight allocation and security selection within the financials sector further helped relative performance versus the benchmark.
Stock selection within the healthcare sector contributed to relative results.
An overweight allocation to the utilities sector was a contributor to relative performance in the MFS portion of the Fund.
Overweight holdings of The Progressive Corp., McKesson Corp., JPMorgan Chase & Co., and RTX Corp. contributed to performance. Not owning shares of Intel Corp. was also a contributor.
Top detractors from performance:
Position weightings (for example, security selection) detracted from relative results in the MFS portion of the Fund.
Stock selection within the consumer staples sector hurt performance relative to the benchmark.
Not owning shares of Berkshire Hathaway Inc. and Walmart Inc. detracted from performance in MFS’s portion of the Fund. Additionally, MFS’s timing of ownership in shares of Target Corp. and Merck & Co. Inc. hindered relative returns.
An overweight position in ConocoPhillips hindered performance versus the benchmark.
Great Lakes Advisors, LLC (Great Lakes)
The Great Lakes portion of the Fund underperformed the Russell 1000 Value Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Against a volatile market backdrop, stock selection was strong in the technology, healthcare, and consumer services sectors relative to the benchmark.
The strongest-performing stocks over the reporting period were a diverse group and reflects Great Lakes’s philosophy on maintaining a balanced portfolio with representation to virtually every major economic sector.
Notable contributors to performance in the Great Lakes portion of the Fund included Boston Scientific Corp., a producer of minimally invasive medical devices; Fox Corp., a media provider; Broadcom Inc., a semiconductor manufacturer with exposure to artificial intelligence (AI); RTX Corp., a diversified aerospace/defense contractor; and Duke Energy Corp., a regulated utility with operations primarily in the southeast of the US.
Top detractors from performance:
Sector allocation detracted from performance, as evidenced by Great Lakes’s underweight positions in utilities and telecommunications. The reporting period was marked by extreme volatility that ultimately concluded in a broad rotation to defensive-oriented stocks, regardless of underlying operating fundamentals or relative valuation. An overweight position to healthcare stocks relative to the benchmark also proved to be a headwind to relative performance in the Great Lakes portion of the Fund.
Stock selection in the energy, manufacturing, and consumer discretionary sectors detracted from performance in the Great Lakes portion of the Fund, reflecting both stock-specific and macroeconomic issues.
Notable underperformers relative to the benchmark included Merck & Co. Inc., a global pharmaceutical company that was hurt by product issues in China, and Target Corp., a general merchandise company operating within a competitive retail space.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Large Cap Value Fund (Class C) – including sales charge	3.82%	14.64%	7.30%
Optimum Large Cap Value Fund (Class C) – excluding sales charge	4.81%	14.64%	7.30%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 1,840,888,315
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 11,606,072
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,840,888,315
Total number of portfolio holdings	124
Total advisory fees paid	$11,606,072
Portfolio turnover rate	11%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	26.39%
Healthcare	16.70%
Industrials	15.35%
Information Technology	7.29%
Energy	7.15%
Consumer Staples	6.27%
Utilities	6.02%
Consumer Discretionary	3.96%
Communication Services	3.64%
Materials	3.16%
Real Estate	2.94%

Top 10 equity holdings
JPMorgan Chase & Co.	4.12%
Progressive	2.27%
Exxon Mobil	2.25%
RTX	2.12%
Abbott Laboratories	1.89%
ConocoPhillips	1.81%
Duke Energy	1.80%
AbbVie	1.75%
Lowe's	1.74%
Johnson & Johnson	1.70%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
JPMorgan Chase & Co.	4.12%
Progressive	2.27%
Exxon Mobil	2.25%
RTX	2.12%
Abbott Laboratories	1.89%
ConocoPhillips	1.81%
Duke Energy	1.80%
AbbVie	1.75%
Lowe's	1.74%
Johnson & Johnson	1.70%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
C000006458 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	OILVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$95	0.92%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.91% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%	[12]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Value Fund (Institutional Class) returned 5.86% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index, returned 7.18%.
Massachusetts Financial Services Company (MFS)
The MFS portion of the Fund underperformed the Russell 1000 Value Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
On aggregate, sector allocation relative to the benchmark contributed to relative performance in the MFS portion of the Fund.
A combination of an overweight allocation and security selection within the financials sector further helped relative performance versus the benchmark.
Stock selection within the healthcare sector contributed to relative results.
An overweight allocation to the utilities sector was a contributor to relative performance in the MFS portion of the Fund.
Overweight holdings of The Progressive Corp., McKesson Corp., JPMorgan Chase & Co., and RTX Corp. contributed to performance. Not owning shares of Intel Corp. was also a contributor.
Top detractors from performance:
Position weightings (for example, security selection) detracted from relative results in the MFS portion of the Fund.
Stock selection within the consumer staples sector hurt performance relative to the benchmark.
Not owning shares of Berkshire Hathaway Inc. and Walmart Inc. detracted from performance in MFS’s portion of the Fund. Additionally, MFS’s timing of ownership in shares of Target Corp. and Merck & Co. Inc. hindered relative returns.
An overweight position in ConocoPhillips hindered performance versus the benchmark.
Great Lakes Advisors, LLC (Great Lakes)
The Great Lakes portion of the Fund underperformed the Russell 1000 Value Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Against a volatile market backdrop, stock selection was strong in the technology, healthcare, and consumer services sectors relative to the benchmark.
The strongest-performing stocks over the reporting period were a diverse group and reflects Great Lakes’s philosophy on maintaining a balanced portfolio with representation to virtually every major economic sector.
Notable contributors to performance in the Great Lakes portion of the Fund included Boston Scientific Corp., a producer of minimally invasive medical devices; Fox Corp., a media provider; Broadcom Inc., a semiconductor manufacturer with exposure to artificial intelligence (AI); RTX Corp., a diversified aerospace/defense contractor; and Duke Energy Corp., a regulated utility with operations primarily in the southeast of the US.
Top detractors from performance:
Sector allocation detracted from performance, as evidenced by Great Lakes’s underweight positions in utilities and telecommunications. The reporting period was marked by extreme volatility that ultimately concluded in a broad rotation to defensive-oriented stocks, regardless of underlying operating fundamentals or relative valuation. An overweight position to healthcare stocks relative to the benchmark also proved to be a headwind to relative performance in the Great Lakes portion of the Fund.
Stock selection in the energy, manufacturing, and consumer discretionary sectors detracted from performance in the Great Lakes portion of the Fund, reflecting both stock-specific and macroeconomic issues.
Notable underperformers relative to the benchmark included Merck & Co. Inc., a global pharmaceutical company that was hurt by product issues in China, and Target Corp., a general merchandise company operating within a competitive retail space.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Large Cap Value Fund (Institutional Class) – including sales charge	5.86%	15.80%	8.38%
Optimum Large Cap Value Fund (Institutional Class) – excluding sales charge	5.86%	15.80%	8.38%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 1,840,888,315
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 11,606,072
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,840,888,315
Total number of portfolio holdings	124
Total advisory fees paid	$11,606,072
Portfolio turnover rate	11%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	26.39%
Healthcare	16.70%
Industrials	15.35%
Information Technology	7.29%
Energy	7.15%
Consumer Staples	6.27%
Utilities	6.02%
Consumer Discretionary	3.96%
Communication Services	3.64%
Materials	3.16%
Real Estate	2.94%

Top 10 equity holdings
JPMorgan Chase & Co.	4.12%
Progressive	2.27%
Exxon Mobil	2.25%
RTX	2.12%
Abbott Laboratories	1.89%
ConocoPhillips	1.81%
Duke Energy	1.80%
AbbVie	1.75%
Lowe's	1.74%
Johnson & Johnson	1.70%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
JPMorgan Chase & Co.	4.12%
Progressive	2.27%
Exxon Mobil	2.25%
RTX	2.12%
Abbott Laboratories	1.89%
ConocoPhillips	1.81%
Duke Energy	1.80%
AbbVie	1.75%
Lowe's	1.74%
Johnson & Johnson	1.70%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
C000006459 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	OASGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$144	1.51%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.50% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.51%	[13]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Growth Fund (Class A) returned -9.44% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500™ Growth Index, the Fund's narrowly based securities market index, returned -6.37%.
Principal Global Investors, LLC (Principal)
The Principal portion of the Fund slightly outperformed the Russell 2500 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Holdings in the consumer staples, real estate, and communications services sectors delivered double-digit positive nominal returns in the Principal portion of the Fund. These sectors were more insulated from tariff and trade disruption fears than their more cyclical counterparts.
Stock selection within the information technology (IT) sector contributed the most to relative performance relative to the benchmark, with Principal avoiding some of the hardest hit companies in that sector.
Modest holdings of cash equivalents – which averaged approximately 2.4% of the Principal portion of the Fund – also helped performance relative to the benchmark, as did an overweight allocation to the financial services sector.
Top detractors from performance:
Small- and mid-capitalization stocks declined during the reporting period in the Principal portion of the Fund. This is in contrast to positive returns among their larger-cap counterparts.
High growth stocks materially lagged their value counterparts. Holdings in the IT, consumer discretionary, industrials, energy, and healthcare sectors all posted negative total returns in the Principal portion of the Fund, as these areas of the market were hardest hit by tariff and trade uncertainty in the final months of the reporting period.
Stock selection within the healthcare sector was especially challenging in the Principal portion of the Fund and therefore was the largest detractor from relative performance versus the benchmark.
Peregrine Capital Management, LLC (PCM)
The PCM portion of the Fund underperformed the Russell 2500 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Stock selection in the financial sector contributed to performance in the PCM portion of the Fund, with notable strong performance in insurance driven by strength in insurance brokers The Baldwin Insurance Group Inc. and Ryan Specialty Holdings Inc., as well as underwriters such as Skyward Specialty Insurance Group Inc., Palomar Holdings Inc., and Bowhead Specialty Holdings Inc. Capital markets holdings also contributed to performance in the PCM portion of the Fund.
Stock selection in the technology sector contributed to performance, especially among communication equipment companies Ciena Corp. and Lumentum Holdings Inc. Electronic equipment holdings such as PAR Technology Corp. also helped performance relative to the benchmark.
Top detractors from performance:
Adverse stock selection in the industrials sector, particularly within distribution, professional services, and construction industry groups, detracted from performance in the PCM portion of the Fund. Notable detractors included specialty consultant firm ICF International Inc., building products distributor Boise Cascade Co., and electrical contractor MYR Group Inc.
Relative underperformance in the healthcare sector was largely due to an overweight position in life sciences and tools which underperformed during the reporting period.
Weak stock selection in the consumer staples sector, primarily driven by food product holdings Lamb Weston Holdings Inc. and SunOpta Inc. detracted from performance in the PCM portion of the Fund.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Small-Mid Cap Growth Fund (Class A) – including sales charge	-14.64%	11.39%	6.76%
Optimum Small-Mid Cap Growth Fund (Class A) – excluding sales charge	-9.44%	12.71%	7.39%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Growth Index	-6.37%	11.37%	7.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 648,871,450
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 6,871,218
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$648,871,450
Total number of portfolio holdings	189
Total advisory fees paid	$6,871,218
Portfolio turnover rate	131%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	20.95%
Industrials	20.32%
Healthcare	18.57%
Financials	14.93%
Consumer Discretionary	10.26%
Consumer Staples	3.87%
Energy	3.63%
Communication Services	2.07%
Materials	1.69%
Real Estate	1.31%

Top 10 equity holdings
Gulfport Energy	1.63%
TKO Group Holdings	1.61%
BJ's Wholesale Club Holdings	1.59%
W R Berkley	1.44%
Insmed	1.36%
Knight-Swift Transportation Holdings	1.28%
Guardant Health	1.24%
Robinhood Markets Class A	1.22%
Trimble	1.22%
Twilio Class A	1.19%

Largest Holdings [Text Block]
Top 10 equity holdings
Gulfport Energy	1.63%
TKO Group Holdings	1.61%
BJ's Wholesale Club Holdings	1.59%
W R Berkley	1.44%
Insmed	1.36%
Knight-Swift Transportation Holdings	1.28%
Guardant Health	1.24%
Robinhood Markets Class A	1.22%
Trimble	1.22%
Twilio Class A	1.19%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 1.24% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 1.24% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
C000006461 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	OCSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$215	2.26%
[1]	Costs paid as a percentage of a $10,000 investment would have been 2.25% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.26%	[14]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Growth Fund (Class C) returned -10.13% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500™ Growth Index, the Fund's narrowly based securities market index, returned -6.37%.
Principal Global Investors, LLC (Principal)
The Principal portion of the Fund slightly outperformed the Russell 2500 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Holdings in the consumer staples, real estate, and communications services sectors delivered double-digit positive nominal returns in the Principal portion of the Fund. These sectors were more insulated from tariff and trade disruption fears than their more cyclical counterparts.
Stock selection within the information technology (IT) sector contributed the most to relative performance relative to the benchmark, with Principal avoiding some of the hardest hit companies in that sector.
Modest holdings of cash equivalents – which averaged approximately 2.4% of the Principal portion of the Fund – also helped performance relative to the benchmark, as did an overweight allocation to the financial services sector.
Top detractors from performance:
Small- and mid-capitalization stocks declined during the reporting period in the Principal portion of the Fund. This is in contrast to positive returns among their larger-cap counterparts.
High growth stocks materially lagged their value counterparts. Holdings in the IT, consumer discretionary, industrials, energy, and healthcare sectors all posted negative total returns in the Principal portion of the Fund, as these areas of the market were hardest hit by tariff and trade uncertainty in the final months of the reporting period.
Stock selection within the healthcare sector was especially challenging in the Principal portion of the Fund and therefore was the largest detractor from relative performance versus the benchmark.
Peregrine Capital Management, LLC (PCM)
The PCM portion of the Fund underperformed the Russell 2500 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Stock selection in the financial sector contributed to performance in the PCM portion of the Fund, with notable strong performance in insurance driven by strength in insurance brokers The Baldwin Insurance Group Inc. and Ryan Specialty Holdings Inc., as well as underwriters such as Skyward Specialty Insurance Group Inc., Palomar Holdings Inc., and Bowhead Specialty Holdings Inc. Capital markets holdings also contributed to performance in the PCM portion of the Fund.
Stock selection in the technology sector contributed to performance, especially among communication equipment companies Ciena Corp. and Lumentum Holdings Inc. Electronic equipment holdings such as PAR Technology Corp. also helped performance relative to the benchmark.
Top detractors from performance:
Adverse stock selection in the industrials sector, particularly within distribution, professional services, and construction industry groups, detracted from performance in the PCM portion of the Fund. Notable detractors included specialty consultant firm ICF International Inc., building products distributor Boise Cascade Co., and electrical contractor MYR Group Inc.
Relative underperformance in the healthcare sector was largely due to an overweight position in life sciences and tools which underperformed during the reporting period.
Weak stock selection in the consumer staples sector, primarily driven by food product holdings Lamb Weston Holdings Inc. and SunOpta Inc. detracted from performance in the PCM portion of the Fund.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Small-Mid Cap Growth Fund (Class C) – including sales charge	-11.03%	11.88%	6.59%
Optimum Small-Mid Cap Growth Fund (Class C) – excluding sales charge	-10.13%	11.88%	6.59%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Growth Index	-6.37%	11.37%	7.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 648,871,450
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 6,871,218
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$648,871,450
Total number of portfolio holdings	189
Total advisory fees paid	$6,871,218
Portfolio turnover rate	131%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	20.95%
Industrials	20.32%
Healthcare	18.57%
Financials	14.93%
Consumer Discretionary	10.26%
Consumer Staples	3.87%
Energy	3.63%
Communication Services	2.07%
Materials	1.69%
Real Estate	1.31%

Top 10 equity holdings
Gulfport Energy	1.63%
TKO Group Holdings	1.61%
BJ's Wholesale Club Holdings	1.59%
W R Berkley	1.44%
Insmed	1.36%
Knight-Swift Transportation Holdings	1.28%
Guardant Health	1.24%
Robinhood Markets Class A	1.22%
Trimble	1.22%
Twilio Class A	1.19%

Largest Holdings [Text Block]
Top 10 equity holdings
Gulfport Energy	1.63%
TKO Group Holdings	1.61%
BJ's Wholesale Club Holdings	1.59%
W R Berkley	1.44%
Insmed	1.36%
Knight-Swift Transportation Holdings	1.28%
Guardant Health	1.24%
Robinhood Markets Class A	1.22%
Trimble	1.22%
Twilio Class A	1.19%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 1.24% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 1.24% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
C000006462 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	OISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$120	1.26%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.25% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.26%	[15]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Growth Fund (Institutional Class) returned -9.28% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500™ Growth Index, the Fund's narrowly based securities market index, returned -6.37%.
Principal Global Investors, LLC (Principal)
The Principal portion of the Fund slightly outperformed the Russell 2500 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Holdings in the consumer staples, real estate, and communications services sectors delivered double-digit positive nominal returns in the Principal portion of the Fund. These sectors were more insulated from tariff and trade disruption fears than their more cyclical counterparts.
Stock selection within the information technology (IT) sector contributed the most to relative performance relative to the benchmark, with Principal avoiding some of the hardest hit companies in that sector.
Modest holdings of cash equivalents – which averaged approximately 2.4% of the Principal portion of the Fund – also helped performance relative to the benchmark, as did an overweight allocation to the financial services sector.
Top detractors from performance:
Small- and mid-capitalization stocks declined during the reporting period in the Principal portion of the Fund. This is in contrast to positive returns among their larger-cap counterparts.
High growth stocks materially lagged their value counterparts. Holdings in the IT, consumer discretionary, industrials, energy, and healthcare sectors all posted negative total returns in the Principal portion of the Fund, as these areas of the market were hardest hit by tariff and trade uncertainty in the final months of the reporting period.
Stock selection within the healthcare sector was especially challenging in the Principal portion of the Fund and therefore was the largest detractor from relative performance versus the benchmark.
Peregrine Capital Management, LLC (PCM)
The PCM portion of the Fund underperformed the Russell 2500 Growth Index, the narrowly based securities market index (benchmark), during the reporting period (on a gross of fees basis).
Top contributors to performance:
Stock selection in the financial sector contributed to performance in the PCM portion of the Fund, with notable strong performance in insurance driven by strength in insurance brokers The Baldwin Insurance Group Inc. and Ryan Specialty Holdings Inc., as well as underwriters such as Skyward Specialty Insurance Group Inc., Palomar Holdings Inc., and Bowhead Specialty Holdings Inc. Capital markets holdings also contributed to performance in the PCM portion of the Fund.
Stock selection in the technology sector contributed to performance, especially among communication equipment companies Ciena Corp. and Lumentum Holdings Inc. Electronic equipment holdings such as PAR Technology Corp. also helped performance relative to the benchmark.
Top detractors from performance:
Adverse stock selection in the industrials sector, particularly within distribution, professional services, and construction industry groups, detracted from performance in the PCM portion of the Fund. Notable detractors included specialty consultant firm ICF International Inc., building products distributor Boise Cascade Co., and electrical contractor MYR Group Inc.
Relative underperformance in the healthcare sector was largely due to an overweight position in life sciences and tools which underperformed during the reporting period.
Weak stock selection in the consumer staples sector, primarily driven by food product holdings Lamb Weston Holdings Inc. and SunOpta Inc. detracted from performance in the PCM portion of the Fund.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Small-Mid Cap Growth Fund (Institutional Class) – including sales charge	-9.28%	12.99%	7.66%
Optimum Small-Mid Cap Growth Fund (Institutional Class) – excluding sales charge	-9.28%	12.99%	7.66%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Growth Index	-6.37%	11.37%	7.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 648,871,450
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 6,871,218
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$648,871,450
Total number of portfolio holdings	189
Total advisory fees paid	$6,871,218
Portfolio turnover rate	131%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	20.95%
Industrials	20.32%
Healthcare	18.57%
Financials	14.93%
Consumer Discretionary	10.26%
Consumer Staples	3.87%
Energy	3.63%
Communication Services	2.07%
Materials	1.69%
Real Estate	1.31%

Top 10 equity holdings
Gulfport Energy	1.63%
TKO Group Holdings	1.61%
BJ's Wholesale Club Holdings	1.59%
W R Berkley	1.44%
Insmed	1.36%
Knight-Swift Transportation Holdings	1.28%
Guardant Health	1.24%
Robinhood Markets Class A	1.22%
Trimble	1.22%
Twilio Class A	1.19%

Largest Holdings [Text Block]
Top 10 equity holdings
Gulfport Energy	1.63%
TKO Group Holdings	1.61%
BJ's Wholesale Club Holdings	1.59%
W R Berkley	1.44%
Insmed	1.36%
Knight-Swift Transportation Holdings	1.28%
Guardant Health	1.24%
Robinhood Markets Class A	1.22%
Trimble	1.22%
Twilio Class A	1.19%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 1.24% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 1.24% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
C000006463 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Value Fund
Class Name	Class A
Trading Symbol	OASVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$138	1.41%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.40% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.41%	[16]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Value Fund (Class A) returned -3.89% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500™ Value Index, the Fund's narrowly based securities market index, returned -1.47%.
Significant Fund event
Effective June 12, 2024, Wellington Management Company LLP (Wellington) replaced Cardinal Capital Management LLC (Cardinal) as one of the Fund’s sub-advisors. Wellington will manage the Fund along with LSV Asset Management (LSV), the Fund’s other sub-advisor.
LSV Asset Management (LSV)
The LSV portion of the Fund underperformed the Russell 2500 Value Index, the Fund’s narrowly based securities market index (benchmark) during the reporting period (on a gross of fees basis).
Top contributors to performance:
The deeper value positioning of the LSV portion of the Fund relative to the benchmark contributed to performance as value stocks outperformed growth stocks over the reporting period.
Stock selection was strong within the healthcare sector relative to the benchmark and contributed to performance.
The top two contributors to performance were Vistra Corp., a utility company that benefited from the rising demand for artificial intelligence (AI) data centers, and CNO Financial Group Inc., which had strong financial results over the reporting period.
Sector allocations, which are controlled at +/- 5% relative to the benchmark for the LSV portion of the Fund, had a neutral impact overall; however, an overweight to the financials sector contributed to performance.
Top detractors from performance:
Sector allocations, which are controlled at +/- 5% relative to the benchmark for the LSV portion of the Fund, had a neutral impact overall; however, an overweight to the consumer discretionary sector detracted from performance.
Stock selection was particularly weak in the consumer discretionary sector. Stocks in this sector underperformed the overall market despite the attractive valuations of the companies owned in the LSV portion of the Fund. Two of the largest detractors in the sector were Bloomin’ Brands Inc., a restaurant holding company, and PVH Corp., which markets a wide range of apparel including Calvin Klein and Tommy Hilfiger.
Stock selection was also weak in the industrials sector as many of the stocks owned in the LSV portion of the Fund declined more than the overall market during the first quarter of 2025, following the announcement about tariffs. Atkore Inc. – an electrical products and industrial materials company that can be sensitive to economic cycles – was the largest detractor in the LSV portion of the Fund. ArcBest Corp., which provides a suite of transportation and logistics services across North America, also detracted from performance.
Wellington Management Company LLP (Wellington)
The Wellington portion of the Fund outperformed the Russell 2500 Value Index, the Fund’s narrowly based securities market index (benchmark), during the period it managed the Fund (June 12, 2024, to March 31, 2025; on a gross of fees basis).
Top contributors to performance:
Positions in NiSource Inc. and TPG Inc. contributed the most to relative performance in the Wellington portion of the Fund.
An overweight allocation to the financials sector was a top contributor to performance relative to the benchmark.
Security selection within energy and real estate also contributed to relative performance for the period that Wellington managed its portion of the Fund.
Top detractors from performance:
Positions in FMC Corp. and Gentex Corp. were the primary detractors from relative performance for the Wellington portion of the Fund.
An overweight allocation to materials was a top detractor from performance relative to the benchmark.
Security selection within materials and healthcare also detracted from relative performance for the period that Wellington managed its portion of the Fund.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Small-Mid Cap Value Fund (Class A) – including sales charge	-9.42%	13.24%	3.43%
Optimum Small-Mid Cap Value Fund (Class A) – excluding sales charge	-3.89%	14.59%	4.04%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Value Index	-1.47%	16.65%	6.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 635,309,082
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 5,404,935
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$635,309,082
Total number of portfolio holdings	241
Total advisory fees paid	$5,404,935
Portfolio turnover rate	117%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	27.17%
Industrials	16.66%
Consumer Discretionary	11.13%
Healthcare	8.16%
Information Technology	7.93%
Real Estate	7.31%
Energy	5.10%
Materials	4.74%
Consumer Staples	4.05%
Utilities	3.06%

Top 10 equity holdings
Willis Towers Watson	1.71%
Brixmor Property Group	1.69%
Camden Property Trust	1.69%
NiSource	1.68%
Kemper	1.68%
Reliance	1.52%
Boise Cascade	1.46%
SouthState	1.41%
Dick's Sporting Goods	1.38%
EQT	1.37%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Willis Towers Watson	1.71%
Brixmor Property Group	1.69%
Camden Property Trust	1.69%
NiSource	1.68%
Kemper	1.68%
Reliance	1.52%
Boise Cascade	1.46%
SouthState	1.41%
Dick's Sporting Goods	1.38%
EQT	1.37%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 1.14% (excluding certain items, such as distribution and service (12b-1) fees).
As noted above, effective June 12, 2024, Wellington replaced Cardinal as one of the Fund’s sub-advisors. Wellington will manage the Fund along with LSV, the Fund’s other sub-advisor.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 1.14% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Adviser [Text Block]	As noted above, effective June 12, 2024, Wellington replaced Cardinal as one of the Fund’s sub-advisors. Wellington will manage the Fund along with LSV, the Fund’s other sub-advisor.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
C000006465 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Value Fund
Class Name	Class C
Trading Symbol	OCSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$211	2.16%
[1]	Costs paid as a percentage of a $10,000 investment would have been 2.15% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.16%	[17]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Value Fund (Class C) returned -4.57% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500™ Value Index, the Fund's narrowly based securities market index, returned -1.47%.
Significant Fund event
Effective June 12, 2024, Wellington Management Company LLP (Wellington) replaced Cardinal Capital Management LLC (Cardinal) as one of the Fund’s sub-advisors. Wellington will manage the Fund along with LSV Asset Management (LSV), the Fund’s other sub-advisor.
LSV Asset Management (LSV)
The LSV portion of the Fund underperformed the Russell 2500 Value Index, the Fund’s narrowly based securities market index (benchmark) during the reporting period (on a gross of fees basis).
Top contributors to performance:
The deeper value positioning of the LSV portion of the Fund relative to the benchmark contributed to performance as value stocks outperformed growth stocks over the reporting period.
Stock selection was strong within the healthcare sector relative to the benchmark and contributed to performance.
The top two contributors to performance were Vistra Corp., a utility company that benefited from the rising demand for artificial intelligence (AI) data centers, and CNO Financial Group Inc., which had strong financial results over the reporting period.
Sector allocations, which are controlled at +/- 5% relative to the benchmark for the LSV portion of the Fund, had a neutral impact overall; however, an overweight to the financials sector contributed to performance.
Top detractors from performance:
Sector allocations, which are controlled at +/- 5% relative to the benchmark for the LSV portion of the Fund, had a neutral impact overall; however, an overweight to the consumer discretionary sector detracted from performance.
Stock selection was particularly weak in the consumer discretionary sector. Stocks in this sector underperformed the overall market despite the attractive valuations of the companies owned in the LSV portion of the Fund. Two of the largest detractors in the sector were Bloomin’ Brands Inc., a restaurant holding company, and PVH Corp., which markets a wide range of apparel including Calvin Klein and Tommy Hilfiger.
Stock selection was also weak in the industrials sector as many of the stocks owned in the LSV portion of the Fund declined more than the overall market during the first quarter of 2025, following the announcement about tariffs. Atkore Inc. – an electrical products and industrial materials company that can be sensitive to economic cycles – was the largest detractor in the LSV portion of the Fund. ArcBest Corp., which provides a suite of transportation and logistics services across North America, also detracted from performance.
Wellington Management Company LLP (Wellington)
The Wellington portion of the Fund outperformed the Russell 2500 Value Index, the Fund’s narrowly based securities market index (benchmark), during the period it managed the Fund (June 12, 2024, to March 31, 2025; on a gross of fees basis).
Top contributors to performance:
Positions in NiSource Inc. and TPG Inc. contributed the most to relative performance in the Wellington portion of the Fund.
An overweight allocation to the financials sector was a top contributor to performance relative to the benchmark.
Security selection within energy and real estate also contributed to relative performance for the period that Wellington managed its portion of the Fund.
Top detractors from performance:
Positions in FMC Corp. and Gentex Corp. were the primary detractors from relative performance for the Wellington portion of the Fund.
An overweight allocation to materials was a top detractor from performance relative to the benchmark.
Security selection within materials and healthcare also detracted from relative performance for the period that Wellington managed its portion of the Fund.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Small-Mid Cap Value Fund (Class C) – including sales charge	-5.43%	13.72%	3.26%
Optimum Small-Mid Cap Value Fund (Class C) – excluding sales charge	-4.57%	13.72%	3.26%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Value Index	-1.47%	16.65%	6.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 635,309,082
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 5,404,935
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$635,309,082
Total number of portfolio holdings	241
Total advisory fees paid	$5,404,935
Portfolio turnover rate	117%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	27.17%
Industrials	16.66%
Consumer Discretionary	11.13%
Healthcare	8.16%
Information Technology	7.93%
Real Estate	7.31%
Energy	5.10%
Materials	4.74%
Consumer Staples	4.05%
Utilities	3.06%

Top 10 equity holdings
Willis Towers Watson	1.71%
Brixmor Property Group	1.69%
Camden Property Trust	1.69%
NiSource	1.68%
Kemper	1.68%
Reliance	1.52%
Boise Cascade	1.46%
SouthState	1.41%
Dick's Sporting Goods	1.38%
EQT	1.37%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Willis Towers Watson	1.71%
Brixmor Property Group	1.69%
Camden Property Trust	1.69%
NiSource	1.68%
Kemper	1.68%
Reliance	1.52%
Boise Cascade	1.46%
SouthState	1.41%
Dick's Sporting Goods	1.38%
EQT	1.37%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 1.14% (excluding certain items, such as distribution and service (12b-1) fees).
As noted above, effective June 12, 2024, Wellington replaced Cardinal as one of the Fund’s sub-advisors. Wellington will manage the Fund along with LSV, the Fund’s other sub-advisor.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 1.14% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Adviser [Text Block]	As noted above, effective June 12, 2024, Wellington replaced Cardinal as one of the Fund’s sub-advisors. Wellington will manage the Fund along with LSV, the Fund’s other sub-advisor.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
C000006466 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	OISVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$114	1.16%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.15% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.16%	[18]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Value Fund (Institutional Class) returned -3.62% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500™ Value Index, the Fund's narrowly based securities market index, returned -1.47%.
Significant Fund event
Effective June 12, 2024, Wellington Management Company LLP (Wellington) replaced Cardinal Capital Management LLC (Cardinal) as one of the Fund’s sub-advisors. Wellington will manage the Fund along with LSV Asset Management (LSV), the Fund’s other sub-advisor.
LSV Asset Management (LSV)
The LSV portion of the Fund underperformed the Russell 2500 Value Index, the Fund’s narrowly based securities market index (benchmark) during the reporting period (on a gross of fees basis).
Top contributors to performance:
The deeper value positioning of the LSV portion of the Fund relative to the benchmark contributed to performance as value stocks outperformed growth stocks over the reporting period.
Stock selection was strong within the healthcare sector relative to the benchmark and contributed to performance.
The top two contributors to performance were Vistra Corp., a utility company that benefited from the rising demand for artificial intelligence (AI) data centers, and CNO Financial Group Inc., which had strong financial results over the reporting period.
Sector allocations, which are controlled at +/- 5% relative to the benchmark for the LSV portion of the Fund, had a neutral impact overall; however, an overweight to the financials sector contributed to performance.
Top detractors from performance:
Sector allocations, which are controlled at +/- 5% relative to the benchmark for the LSV portion of the Fund, had a neutral impact overall; however, an overweight to the consumer discretionary sector detracted from performance.
Stock selection was particularly weak in the consumer discretionary sector. Stocks in this sector underperformed the overall market despite the attractive valuations of the companies owned in the LSV portion of the Fund. Two of the largest detractors in the sector were Bloomin’ Brands Inc., a restaurant holding company, and PVH Corp., which markets a wide range of apparel including Calvin Klein and Tommy Hilfiger.
Stock selection was also weak in the industrials sector as many of the stocks owned in the LSV portion of the Fund declined more than the overall market during the first quarter of 2025, following the announcement about tariffs. Atkore Inc. – an electrical products and industrial materials company that can be sensitive to economic cycles – was the largest detractor in the LSV portion of the Fund. ArcBest Corp., which provides a suite of transportation and logistics services across North America, also detracted from performance.
Wellington Management Company LLP (Wellington)
The Wellington portion of the Fund outperformed the Russell 2500 Value Index, the Fund’s narrowly based securities market index (benchmark), during the period it managed the Fund (June 12, 2024, to March 31, 2025; on a gross of fees basis).
Top contributors to performance:
Positions in NiSource Inc. and TPG Inc. contributed the most to relative performance in the Wellington portion of the Fund.
An overweight allocation to the financials sector was a top contributor to performance relative to the benchmark.
Security selection within energy and real estate also contributed to relative performance for the period that Wellington managed its portion of the Fund.
Top detractors from performance:
Positions in FMC Corp. and Gentex Corp. were the primary detractors from relative performance for the Wellington portion of the Fund.
An overweight allocation to materials was a top detractor from performance relative to the benchmark.
Security selection within materials and healthcare also detracted from relative performance for the period that Wellington managed its portion of the Fund.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Optimum Small-Mid Cap Value Fund (Institutional Class) – including sales charge	-3.62%	14.88%	4.31%
Optimum Small-Mid Cap Value Fund (Institutional Class) – excluding sales charge	-3.62%	14.88%	4.31%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Value Index	-1.47%	16.65%	6.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 635,309,082
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 5,404,935
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$635,309,082
Total number of portfolio holdings	241
Total advisory fees paid	$5,404,935
Portfolio turnover rate	117%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	27.17%
Industrials	16.66%
Consumer Discretionary	11.13%
Healthcare	8.16%
Information Technology	7.93%
Real Estate	7.31%
Energy	5.10%
Materials	4.74%
Consumer Staples	4.05%
Utilities	3.06%

Top 10 equity holdings
Willis Towers Watson	1.71%
Brixmor Property Group	1.69%
Camden Property Trust	1.69%
NiSource	1.68%
Kemper	1.68%
Reliance	1.52%
Boise Cascade	1.46%
SouthState	1.41%
Dick's Sporting Goods	1.38%
EQT	1.37%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Willis Towers Watson	1.71%
Brixmor Property Group	1.69%
Camden Property Trust	1.69%
NiSource	1.68%
Kemper	1.68%
Reliance	1.52%
Boise Cascade	1.46%
SouthState	1.41%
Dick's Sporting Goods	1.38%
EQT	1.37%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 1.14% (excluding certain items, such as distribution and service (12b-1) fees).
As noted above, effective June 12, 2024, Wellington replaced Cardinal as one of the Fund’s sub-advisors. Wellington will manage the Fund along with LSV, the Fund’s other sub-advisor.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 1.14% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Adviser [Text Block]	As noted above, effective June 12, 2024, Wellington replaced Cardinal as one of the Fund’s sub-advisors. Wellington will manage the Fund along with LSV, the Fund’s other sub-advisor.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature

[1]	Costs paid as a percentage of a $10,000 investment would have been 1.04% if non-recurring expenses were not included.
[2]	Costs paid as a percentage of a $10,000 investment would have been 1.79% if non-recurring expenses were not included.
[3]	Costs paid as a percentage of a $10,000 investment would have been 0.79% if non-recurring expenses were not included.
[4]	Costs paid as a percentage of a $10,000 investment would have been 1.32% if non-recurring expenses were not included.
[5]	Costs paid as a percentage of a $10,000 investment would have been 2.07% if non-recurring expenses were not included.
[6]	Costs paid as a percentage of a $10,000 investment would have been 1.07% if non-recurring expenses were not included.
[7]	Costs paid as a percentage of a $10,000 investment would have been 1.20% if non-recurring expenses were not included.
[8]	Costs paid as a percentage of a $10,000 investment would have been 1.95% if non-recurring expenses were not included.
[9]	Costs paid as a percentage of a $10,000 investment would have been 0.95% if non-recurring expenses were not included.
[10]	Costs paid as a percentage of a $10,000 investment would have been 1.16% if non-recurring expenses were not included.
[11]	Costs paid as a percentage of a $10,000 investment would have been 1.91% if non-recurring expenses were not included.
[12]	Costs paid as a percentage of a $10,000 investment would have been 0.91% if non-recurring expenses were not included.
[13]	Costs paid as a percentage of a $10,000 investment would have been 1.50% if non-recurring expenses were not included.
[14]	Costs paid as a percentage of a $10,000 investment would have been 2.25% if non-recurring expenses were not included.
[15]	Costs paid as a percentage of a $10,000 investment would have been 1.25% if non-recurring expenses were not included.
[16]	Costs paid as a percentage of a $10,000 investment would have been 1.40% if non-recurring expenses were not included.
[17]	Costs paid as a percentage of a $10,000 investment would have been 2.15% if non-recurring expenses were not included.
[18]	Costs paid as a percentage of a $10,000 investment would have been 1.15% if non-recurring expenses were not included.